Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 31, 2012
AllianceBernstein International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein International Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in an international portfolio of companies selected by the Adviser whose growth potential appears likely to outpace market expectations. The Adviser's growth analysts use proprietary research to seek to identify companies that grow while creating a significant amount of "economic value". These companies typically exhibit solid, durable growth; strong, sustainable competitive advantages; high return on invested capital (ROIC) and robust free cash flow.

The investment team allocates the Portfolio's investments among market sectors based on the fundamental research conducted by the Adviser's large research staff, assessing current and forecasted investment opportunities and conditions, as well as diversification and risk considerations.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Portfolio's investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Portfolio may also invest in synthetic foreign equity securities, which are types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Portfolio's portfolio will tend to emphasize investments in larger capitalization companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio's portfolio from a decline in value, sometimes within certain ranges.

		The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio's growth approach, may underperform the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
		The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio's shares was 10.50%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: Best quarter was up 19.18%, 3rd quarter, 2010; and Worst quarter was down -26.73%, 3rd quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
AllianceBernstein International Growth Portfolio | AllianceBernstein International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.04%
After 1 Year	rr_ExpenseExampleYear01	4
After 3 Years	rr_ExpenseExampleYear03	13
After 5 Years	rr_ExpenseExampleYear05	23
After 10 Years	rr_ExpenseExampleYear10	51
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	18.32%
2007	rr_AnnualReturn2007	18.24%
2008	rr_AnnualReturn2008	(47.16%)
2009	rr_AnnualReturn2009	29.30%
2010	rr_AnnualReturn2010	6.63%
2011	rr_AnnualReturn2011	(21.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.73%)
1 Year	rr_AverageAnnualReturnYear01	(21.39%)
5 Years	rr_AverageAnnualReturnYear05	(7.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Growth Portfolio | ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Growth Portfolio | ACWI ex U.S. Growth Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.21%)
5 Years	rr_AverageAnnualReturnYear05	(2.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Growth Portfolio | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Growth Portfolio | MSCI EAFE Growth Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005

[1]	Inception date is 5/20/05.